DERIVATIVE INSTRUMENTS (Schedule Of Derivative Instruments) (Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Statements of Comprehensive loss	$ (256)
Gain (loss) recognized in consolidated statements of operations	(191)	$ 815	$ (735)
Foreign Exchange Option And Forward Contract [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Statements of Comprehensive loss	(256)
Foreign Exchange Option And Forward Contract [Member] | Derivatives designated as hedging instruments [Member] | Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in consolidated statements of operations	261	110	(495)
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Statements of Comprehensive loss
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member] | Financial Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in consolidated statements of operations	$ (452)	$ 705	$ (240)